Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
PROFIT (LOSS) FOR THE PERIOD	$ 79,150	$ (275,160)
Other comprehensive profit (loss) to be reclassified to profit or loss in subsequent periods:
Unrealized gain (loss) on translation of foreign operations	1,143	(7,019)
Unrealized gain on translation of foreign operations from discontinued operations	426	4,721
Gain on translation of foreign operations disposed and reclassified to consolidated statement of loss	833
Other comprehensive income, net of tax, exchange differences on translation	2,402	(2,298)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	81,552	(277,458)
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	81,549	(277,438)
Non-controlling interest	3	(20)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	$ 81,552	$ (277,458)